S000036894 [Member] Expense Example - BrandywineGLOBAL - Global Opportunities Bond Fund	Dec. 31, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 469
Expense Example, with Redemption, 3 Years	669
Expense Example, with Redemption, 5 Years	885
Expense Example, with Redemption, 10 Years	1,508
Class C1
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	248
Expense Example, with Redemption, 3 Years	495
Expense Example, with Redemption, 5 Years	865
Expense Example, with Redemption, 10 Years	1,730
Class FI
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	102
Expense Example, with Redemption, 3 Years	338
Expense Example, with Redemption, 5 Years	593
Expense Example, with Redemption, 10 Years	1,321
Class R
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	127
Expense Example, with Redemption, 3 Years	424
Expense Example, with Redemption, 5 Years	743
Expense Example, with Redemption, 10 Years	1,646
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	67
Expense Example, with Redemption, 3 Years	210
Expense Example, with Redemption, 5 Years	367
Expense Example, with Redemption, 10 Years	822
Class IS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	56
Expense Example, with Redemption, 3 Years	176
Expense Example, with Redemption, 5 Years	307
Expense Example, with Redemption, 10 Years	689
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	274
Expense Example, with Redemption, 3 Years	539
Expense Example, with Redemption, 5 Years	929
Expense Example, with Redemption, 10 Years	$ 1,821